PENSION PLANS AND RETIREMENT BENEFITS (Details Textuals) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2016	Jun. 30, 2015	Jun. 30, 2016	Jun. 30, 2015	Oct. 05, 2015
Defined Benefit Plan Disclosure [Line Items]
Defined contribution pension plans expense	$ 8.2	$ 4.6	$ 14.8	$ 8.9
Curtailments/settlements				(0.2)
Employer's contribution to defined benefit pension			0.7	0.3
United States Pension Plan of US Entity
Defined Benefit Plan Disclosure [Line Items]
Curtailments/settlements	$ 0.0	$ 0.0	$ 0.0	$ 0.1
Minimum
Defined Benefit Plan Disclosure [Line Items]
Contribution to individual retirement account as a percentage of employees eligible compensation	5.00%		5.00%
Maximum
Defined Benefit Plan Disclosure [Line Items]
Contribution to individual retirement account as a percentage of employees eligible compensation	10.00%		10.00%
DCP Business
Defined Benefit Plan Disclosure [Line Items]
Pension liabilities assumed					$ 442.3
DCP Business | United States Pension Plan of US Entity
Defined Benefit Plan Disclosure [Line Items]
Pension liabilities assumed					281.7
DCP Business | Foreign Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Pension liabilities assumed					$ 160.6